DWS Government and Agency Securities Portfolio Average Annual Total Returns - DWS Gov Cash Inst Shares [Member] - DWS Government Cash Institutional Shares - Return Before Taxes[Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		4.22%	3.17%	2.11%
Performance Inception Date	Feb. 16, 2007